INCOME TAX - Taxes on Unremitted Earnings of Foreign Subsidiaries (Details) ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)
INCOME TAX
Dividend withholding, percentage	5.00%	5.00%
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	$ 1,020.7	₽ 58,795
Unrecognized deferred tax liability	$ 51.0	₽ 2,940